Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Detail) - Long-Term Marketable Securities [Member] - USD ($)
$ in Thousands
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Available- for- sale securities, Amortized cost	$ 7,969	$ 7,146
Available- for- sale securities, Aggregate fair value	7,888	7,012
Available- for- sale securities, Unrealized gains	9	9
Available- for- sale securities, Unrealized losses	$ (90)	$ (143)